Corporate Line of Credit, Pre-Closing Bridge Notes and Convertible Notes - Issuance of Convertible Notes (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 22, 2023 USD ($) day $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Short-Term Debt [Line Items]
Funds held in trust, amount	$ 21,400
Loan commitment asset		$ 0	$ 16,119
Convertible notes payable		514,644	0
Convertible Note
Short-Term Debt [Line Items]
Interest expense on debt		2,200	0
Convertible Note | Convertible Debt
Short-Term Debt [Line Items]
Aggregate principal amount	528,600
Long-term debt, gross	$ 550,000
Fixed interest rate	1.00%
Loan commitment asset			$ 16,100
Convertible notes payable		$ 514,600
First anniversary VWAP	115.00%
VWAP threshold, minimum (in dollars per share) | $ / shares	$ 8.00
VWAP threshold, maximum (in dollars per share) | $ / shares	$ 12.00
Redemption price percentage	115.00%
Threshold percentage stock price trigger	130.00%
Threshold trading days | day	20
Threshold consecutive trading days | day	30
Amount able to designate as senior	$ 150,000